EMPLOYEE BENEFIT PLAN - Summary of Accumulated benefit obligation in excess of plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan [Abstract]
Accumulated benefit obligation	$ 168	$ 139